Annual Fund Operating Expenses	Sep. 30, 2020
Prospectus #1 | Calvert Growth Allocation Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund Fees and Expenses (1)	0.52%	[1]
Total Annual Fund Operating Expenses	0.99%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.04%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.95%
Prospectus #1 | Calvert Growth Allocation Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses (1)	0.52%	[1]
Total Annual Fund Operating Expenses	1.74%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.04%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.70%
Prospectus #1 | Calvert Growth Allocation Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses (1)	0.52%	[1]
Total Annual Fund Operating Expenses	0.74%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.04%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.70%
Prospectus #1 | Calvert Conservative Allocation Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.54%	[3]
Total Annual Fund Operating Expenses	0.95%
Prospectus #1 | Calvert Conservative Allocation Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses (1)	0.54%	[3]
Total Annual Fund Operating Expenses	1.69%
Prospectus #1 | Calvert Conservative Allocation Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.54%	[3]
Total Annual Fund Operating Expenses	0.70%
Prospectus #1 | Calvert Moderate Allocation Fund | Class A
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.52%	[4]
Total Annual Fund Operating Expenses	0.93%
Prospectus #1 | Calvert Moderate Allocation Fund | Class C
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.52%	[4]
Total Annual Fund Operating Expenses	1.68%
Prospectus #1 | Calvert Moderate Allocation Fund | Class I
Operating Expenses:
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses (1)	0.52%	[4]
Total Annual Fund Operating Expenses	0.68%
Prospectus #2 | Calvert Balanced Fund | Class A
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.93%
Less Fee Waiver and/or Expense Reimbursement (1)	none	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.93%
Prospectus #2 | Calvert Balanced Fund | Class C
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.69%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.01%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.68%
Prospectus #2 | Calvert Balanced Fund | Class I
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.69%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.01%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.68%
Prospectus #2 | Calvert Balanced Fund | Class R6
Operating Expenses:
Management Fees	0.52%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.65%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.01%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.64%
Prospectus #2 | Calvert Equity Fund | Class A
Operating Expenses:
Management Fees	0.57%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.94%
Prospectus #2 | Calvert Equity Fund | Class C
Operating Expenses:
Management Fees	0.57%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.69%
Prospectus #2 | Calvert Equity Fund | Class I
Operating Expenses:
Management Fees	0.57%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.69%
Prospectus #2 | Calvert Equity Fund | Class R6
Operating Expenses:
Management Fees	0.57%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.63%
Prospectus #3 | Calvert Bond Fund | Class A
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.03%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.73%
Prospectus #3 | Calvert Bond Fund | Class C
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.56%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.03%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.53%
Prospectus #3 | Calvert Bond Fund | Class I
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.56%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.03%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.53%
Prospectus #3 | Calvert Bond Fund | Class R6
Operating Expenses:
Management Fees	0.42%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waiver and/or Expense Reimbursement (1)	(0.03%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.46%

[1]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.01% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses exceed 0.43% for Class A shares, 1.18% for Class C shares and 0.18% for Class I shares. This expense reimbursement will continue through January 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.03% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly.
[4]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.02% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg Barclays U.S. Aggregate Bond Index, rebalanced monthly.
[5]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.93% for Class A shares, 1.68% for Class C shares, 0.68% for Class I shares and 0.64% for Class R6 shares. This expense reimbursement will continue through January 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
[6]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.73% for Class A shares, 1.53% for Class C shares, 0.53% for Class I shares and 0.46% for Class R6 shares. This expense reimbursement will continue through January 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.